Vessels, Net - Additional Information (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) vessel	Dec. 31, 2020 vessel
Property, Plant and Equipment [Abstract]
Number of impaired vessels	0	0
Number of vessels provided as collateral	25
Vessels provided as collateral | $	$ 568,176
Number of vessels sold and leased back	11
Carrying value of vessels sold and leased back | $	$ 277,840